UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          88
                                          -----------------
Form 13F Information Table Value Total:   $      86579
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  355     5100    SH       SOLE       N/A       5100
ABB LTD                        SPONSORED ADR  000375204  1861    65700   SH       SOLE       N/A       65700
AIR PRODUCTS & CHEMICALS       COM            009158106  685     6925    SH       SOLE       N/A       6925
AMERICAN EXPRESS CO            COM            025816109  145     3850    SH       SOLE       N/A       3850
AMGEN INC                      COM            031162100  186     3950    SH       SOLE       N/A       3950
APPLE COMPUTER INC             COM            037833100  2244    13400   SH       SOLE       N/A       13400
APPLIED MATLS INC              COM            038222105  290     15200   SH       SOLE       N/A       15200
AT&T INC                       COM            00206R102  2062    61219   SH       SOLE       N/A       61219
BALLARD PWR SYS INC            COM            05858H104  8       2000    SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  132     5549    SH       SOLE       N/A       5549
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  36      9       SH       SOLE       N/A       9
BP PLC                         SPONSORED ADR  055622104  35      500     SH       SOLE       N/A       500
CHESAPEAKE ENERGY CORP         COM            165167107  1421    21550   SH       SOLE       N/A       21550
CHUBB CORP                     COM            171232101  2034    41500   SH       SOLE       N/A       41500
CISCO SYS INC                  COM            17275R102  2261    97200   SH       SOLE       N/A       97200
CITIGROUP INC                  COM            172967101  9       533     SH       SOLE       N/A       533
CURRENCY SHARES EURO TR        EURO SHS       23130C108  1065    6750    SH       SOLE       N/A       6750
CORNING INC                    COM            219350105  1709    74150   SH       SOLE       N/A       74150
CYPRESS SEMICONDUCTOR          COM            232806109  2362    95450   SH       SOLE       N/A       95450
DEVON ENERGY CORP NEW          COM            25179M103  4163    34649   SH       SOLE       N/A       34649
DISNEY WALT CO                 COM DISNEY     254687106  93      2973    SH       SOLE       N/A       2973
ECOLAB INC                     COM            278865100  1739    40450   SH       SOLE       N/A       40450
EMERSON ELEC CO                COM            291011104  3213    64980   SH       SOLE       N/A       64980
ENERGEN CORP                   COM            29265N108  2979    38175   SH       SOLE       N/A       38175
EXXON MOBIL CORP               COM            30231G102  55      628     SH       SOLE       N/A       628
FIRST SOLAR                    COM            336433107  27      100     SH       SOLE       N/A       100
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  1186    21600   SH       SOLE       N/A       21600
FUEL TECH INC                  COM            359523107  1081    61350   SH       SOLE       N/A       61350
GENERAL ELECTIRC CO            COM            369604103  8       300     SH       SOLE       N/A       300
GENERAL MOTORS DEB C           PREF           370442717  50      3750    SH       SOLE       N/A       3750
GILEAD SCIENCE                 COM            375558103  1628    30750   SH       SOLE       N/A       30750
GOOGLE, INC.                   COM            38259P508  869     1650    SH       SOLE       N/A       1650
GRAINGER W W INC               COM            384802104  352     4300    SH       SOLE       N/A       4300
GRANITE CONSTRUCTION INC       COM            387328107  84      2650    SH       SOLE       N/A       2650
HARLEY DAVIDSON INC            COM            412822108  89      2450    SH       SOLE       N/A       2450
HEALTH CARE PPTY INVS INC      COM            421915109  1690    53125   SH       SOLE       N/A       53125
HEINZ H J INC                  COM            423074103  2285    47750   SH       SOLE       N/A       47750
HERSHEY CO                     COM            427866108  57      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  932     27400   SH       SOLE       N/A       27400
ICICI BANK LTD                 ADR            45104G104  1421    49425   SH       SOLE       N/A       49425
ILLINOIS TOOL WKS INC          COM            452308109  2050    43150   SH       SOLE       N/A       43150
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  52      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  1518    48100   SH       SOLE       N/A       48100
INTEL CORP                     COM            458140100  797     37100   SH       SOLE       N/A       37100
INTERNATIONAL BUSINESS MACHS   COM            459200101  1040    8771    SH       SOLE       N/A       8771
ITRON INC                      COM            465741106  1869    19000   SH       SOLE       N/A       19000
JAMBA INC                      COM            47023A101  1       500     SH       SOLE       N/A       500
JOHNSON CONTROLS INC           COM            478366107  1072    37370   SH       SOLE       N/A       37370
JOHNSON & JOHNSON              COM            478160104  3443    53520   SH       SOLE       N/A       53520
KIMBERLY CLARK CORP            COM            494368103  12      200     SH       SOLE       N/A       200
KONINKLUKE PHILIPS ELE NV      ADR            500472303  668     19775   SH       SOLE       N/A       19775
LOGITECH INTL S A              ADR            H50430232  753     28100   SH       SOLE       N/A       28100
MARTHA STEWART LIVING OMNIME   CL A           573083102  4       500     SH       SOLE       N/A       500
MEDTRONIC INC                  COM            585055106  305     5900    SH       SOLE       N/A       5900
MEMC ELECTRONICS               COM            552715104  1959    31835   SH       SOLE       N/A       31835
MICROSOFT CORP                 COM            594918104  721     26193   SH       SOLE       N/A       26193
NEWELL RUBBERMAID INC          COM            651229106  52      3100    SH       SOLE       N/A       3100
NOKIA CORP                     SPONSORED ADR  654902204  1387    56613   SH       SOLE       N/A       56613
NORTHWEST NAT GAS              COM            667655104  1779    38450   SH       SOLE       N/A       38450
NUCOR CORP                     COM            670346105  2752    36850   SH       SOLE       N/A       36850
ORACLE CORP                    COM            68389X105  932     44400   SH       SOLE       N/A       44400
PEETS COFFEE & TEA INC         COM            705560100  7       350     SH       SOLE       N/A       350
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  227     3200    SH       SOLE       N/A       3200
PITNEY BOWES INC               COM            724479100  9       253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  3650    60023   SH       SOLE       N/A       60023
PROLOGIS REIT                  COM            743410102  253     4650    SH       SOLE       N/A       4650
REGIONS FINANCIAL CORP NEW     COM            7591EP100  5       435     SH       SOLE       N/A       435
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  446     13430   SH       SOLE       N/A       13430
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  16      300     SH       SOLE       N/A       300
SASOL LTD                      SPONSORED ADR  803866300  3496    59310   SH       SOLE       N/A       59310
SCHERING PLOUGH CORP           COM            806605101  21      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  101     4900    SH       SOLE       N/A       4900
SONY CORP                      ADR NEW        835699307  1443    33000   SH       SOLE       N/A       33000
SOURCEFORGE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
ST JUDES MEDICAL               COM            790849103  2522    61700   SH       SOLE       N/A       61700
STARBUCKS CORP                 COM            855244109  173     11000   SH       SOLE       N/A       11000
STREETRACKS GOLD TR            GOLD SHS       863307104  1895    20730   SH       SOLE       N/A       20730
STRYKER CORP                   COM            863667101  1603    25500   SH       SOLE       N/A       25500
SUNOCO INC                     COM            86764P109  224     5500    SH       SOLE       N/A       5500
SYSCO CORP                     COM            871829107  466     16950   SH       SOLE       N/A       16950
TARGET CORP                    COM            87612E106  707     15200   SH       SOLE       N/A       15200
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  627     46402   SH       SOLE       N/A       46402
TELEFONICA SA                  SPONSORED ADR  879382208  581     7300    SH       SOLE       N/A       7300
UNITEDHEALTH GROUP INC         COM            91324P102  87      3300    SH       SOLE       N/A       3300
VERIZON COMMUNICATIONS         COM            92343V104  972     27454   SH       SOLE       N/A       27454
WALGREEN CO                    COM            931422109  792     24350   SH       SOLE       N/A       24350
WHOLE FOODS MKT INC            COM            966837106  185     7800    SH       SOLE       N/A       7800

                                                         86579


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